Property, plant and equipment (Details Textual) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($) a lb	Dec. 31, 2017 CLP ($) lb
Interest costs capitalised | $	$ 609,921	$ 1,042,045
Capitalisation rate of borrowing costs eligible for capitalisation	3.71%	4.25%
Area of Land Held	4,917
Area of Land Held For Vines Production	3,884
Area Of Land Owned	3,546
Area Of Land Leased	338
Grape Production In Plant Vines | lb	52.4	(43.9)